CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss) for the period	$ 35,516	$ (5,631)	$ (15,887)
Items that will not be reclassified to profit or loss:
Gain from remeasurement of liabilities (net) in respect of post-employment benefit obligations	53	215	0
Items that may be reclassified to profit or loss:
Loss from translation of financial statements of foreign operations	(421)	(2,454)	(170)
Gains on cash flow hedges	418	428	42
Total other comprehensive income (loss) for the period	50	(1,811)	(128)
Total comprehensive income (loss) for the period	$ 35,566	$ (7,442)	$ (16,015)